UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® GLOBAL GROWTH FUND

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Groupe Danone	2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	2.8%
Google, Inc., “A”	2.4%
Pernod Ricard S.A.	2.2%
Danaher Corp.	2.0%
Accenture PLC, “A”	2.0%
Compass Group PLC	1.9%
United Technologies Corp.	1.9%
Schlumberger Ltd.	1.9%
Reckitt Benckiser Group PLC	1.9%

Equity sectors
Consumer Staples	15.6%
Technology	12.5%
Industrial Goods & Services	12.4%
Retailing	11.0%
Financial Services	10.4%
Health Care	10.0%
Special Products & Services	8.2%
Leisure	5.5%
Basic Materials	5.4%
Energy	5.2%
Transportation	2.3%
Autos & Housing	0.6%

Issuer country weightings (x)
United States	52.2%
France	11.8%
United Kingdom	11.3%
Switzerland	6.2%
Brazil	4.4%
Germany	4.0%
Taiwan	1.5%
South Korea	1.3%
Japan	1.1%
Other Countries	6.2%

2

Portfolio Composition – continued

Currency exposure weightings (y)
United States Dollar	53.4%
Euro	18.3%
British Pound Sterling	11.3%
Swiss Franc	6.2%
Brazilian Real	4.4%
Taiwan Dollar	1.5%
South Korean Won	1.3%
Japanese Yen	1.1%
Hong Kong Dollar	1.0%
Other Currencies	1.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.50%	$1,000.00	$1,140.57	$7.96
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$1,135.82	$11.92
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.25%	$1,000.00	$1,135.98	$11.92
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
I	Actual	1.25%	$1,000.00	$1,141.54	$6.64
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$1,136.25	$11.92
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$1,139.01	$9.28
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$1,140.20	$7.96
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$1,141.57	$6.64
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R5	Actual	1.16%	$1,000.00	$1,033.78	$1.97	(i)
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Aerospace - 3.5%
Precision Castparts Corp.	9,359	$1,790,281
Rolls-Royce Holdings PLC, “C”	96,838	1,699,783
Rolls-Royce Holdings PLC, IPS (a)	11,586,911	17,999
United Technologies Corp.	44,770	4,087,053

		$7,595,116
Alcoholic Beverages - 4.4%
Diageo PLC	100,730	$3,073,050
Heineken N.V. (l)	22,450	1,585,304
Pernod Ricard S.A.	38,315	4,743,140

		$9,401,494
Apparel Manufacturers - 6.1%
Cia.Hering S.A.	87,400	$1,777,923
Compagnie Financiere Richemont S.A.	16,506	1,333,191
Li & Fung Ltd.	1,630,400	2,109,394
LVMH Moet Hennessy Louis Vuitton S.A.	34,978	6,057,452
NIKE, Inc., “B”	29,940	1,904,184

		$13,182,144
Automotive - 0.6%
Johnson Controls, Inc.	38,280	$1,340,183

Broadcasting - 4.2%
Discovery Communications, Inc., “A” (a)	16,230	$1,279,249
Publicis Groupe	20,874	1,452,023
Time Warner, Inc.	37,090	2,217,240
Viacom, Inc., “B”	15,790	1,010,402
Walt Disney Co.	50,220	3,155,825

		$9,114,739
Brokerage & Asset Managers - 2.6%
BM&F Bovespa S.A.	293,500	$2,034,660
Charles Schwab Corp.	50,250	852,240
Franklin Resources, Inc.	17,574	2,717,995

		$5,604,895
Business Services - 8.2%
Accenture PLC, “A”	53,580	$4,363,555
Brenntag AG	13,234	2,256,121

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Cognizant Technology Solutions Corp., “A” (a)	28,350	$1,837,080
Compass Group PLC	316,570	4,165,072
Experian Group Ltd.	91,221	1,604,023
Intertek Group PLC	19,952	1,025,230
LPS Brasil - Consultoria de Imoveis S.A.	133,100	1,368,420
Verisk Analytics, Inc., “A” (a)	15,980	979,414

		$17,598,915
Chemicals - 0.6%
Monsanto Co.	11,457	$1,223,837

Computer Software - 2.3%
Autodesk, Inc. (a)	28,650	$1,128,237
Dassault Systemes S.A.	7,968	971,694
Oracle Corp.	85,710	2,809,574

		$4,909,505
Computer Software - Systems - 2.9%
Apple, Inc.	3,391	$1,501,365
EMC Corp. (a)	134,690	3,021,097
International Business Machines Corp.	8,593	1,740,426

		$6,262,888
Consumer Products - 5.3%
Colgate-Palmolive Co.	32,820	$3,919,036
Procter & Gamble Co.	44,510	3,417,033
Reckitt Benckiser Group PLC	55,422	4,042,775

		$11,378,844
Electrical Equipment - 8.1%
Amphenol Corp., “A”	17,010	$1,284,595
Danaher Corp.	71,800	4,375,492
Legrand S.A.	48,914	2,279,406
Mettler-Toledo International, Inc. (a)	10,435	2,180,498
Schneider Electric S.A.	20,756	1,582,674
Sensata Technologies Holding B.V. (a)	82,480	2,758,956
W.W. Grainger, Inc.	11,378	2,804,336

		$17,265,957
Electronics - 3.8%
Microchip Technology, Inc.	88,550	$3,224,991
Samsung Electronics Co. Ltd.	1,268	1,750,077
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,968	3,166,669

		$8,141,737

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 1.5%
Occidental Petroleum Corp.	35,900	$3,204,434

Energy - Integrated - 0.6%
BG Group PLC	74,783	$1,259,800

Food & Beverages - 5.9%
Groupe Danone (l)	79,311	$6,059,064
M. Dias Branco S.A. Industria e Comercio de Alimentos	24,500	1,095,719
Mead Johnson Nutrition Co., “A”	22,470	1,822,092
Nestle S.A.	29,749	2,124,472
PepsiCo, Inc.	19,300	1,591,671

		$12,693,018
Food & Drug Stores - 2.0%
CVS Caremark Corp.	53,530	$3,114,375
Sundrug Co. Ltd.	26,700	1,172,242

		$4,286,617
General Merchandise - 1.9%
Dollarama, Inc. (l)	23,350	$1,710,487
Lojas Renner S.A.	32,000	1,214,904
Target Corp.	15,280	1,078,157

		$4,003,548
Internet - 3.5%
Google, Inc., “A” (a)	6,216	$5,125,527
NHN Corp.	4,085	1,097,939
Yahoo Japan Corp.	2,388	1,194,184

		$7,417,650
Machinery & Tools - 0.8%
Schindler Holding AG	11,614	$1,741,226

Major Banks - 1.6%
HSBC Holdings PLC	88,411	$966,139
Standard Chartered PLC	97,933	2,459,849

		$3,425,988
Medical & Health Technology & Services - 1.7%
Express Scripts Holding Co. (a)	42,330	$2,513,132
Fresenius Medical Care AG & Co. KGaA	15,279	1,054,376

		$3,567,508

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 5.5%
DENTSPLY International, Inc.	73,670	$3,119,925
Essilor International S.A.	10,587	1,191,251
Sonova Holding AG	23,064	2,510,300
Thermo Fisher Scientific, Inc.	38,730	3,124,736
Waters Corp. (a)	19,280	1,781,472

		$11,727,684
Metals & Mining - 1.2%
Rio Tinto PLC	55,000	$2,493,826

Oil Services - 3.1%
National Oilwell Varco, Inc.	16,240	$1,059,173
Saipem S.p.A.	52,820	1,495,568
Schlumberger Ltd.	54,780	4,077,275

		$6,632,016
Other Banks & Diversified Financials - 6.2%
Credicorp Ltd.	10,473	$1,577,129
HDFC Bank Ltd.	126,884	1,606,923
Itau Unibanco Holding S.A., ADR	112,670	1,896,236
Julius Baer Group Ltd.	60,093	2,393,896
MasterCard, Inc., “A”	3,153	1,743,388
Sberbank of Russia, ADR	71,092	914,243
Visa, Inc., “A”	19,125	3,221,798

		$13,353,613
Pharmaceuticals - 2.8%
Allergan, Inc.	13,029	$1,479,443
Bayer AG (l)	16,920	1,765,243
Johnson & Johnson	33,020	2,814,295

		$6,058,981
Railroad & Shipping - 1.5%
Kuehne & Nagel International AG	28,260	$3,233,883

Restaurants - 1.3%
McDonald’s Corp.	27,728	$2,832,138

Specialty Chemicals - 3.6%
Croda International PLC	36,367	$1,399,839
L’Air Liquide S.A.	7,873	996,606
Linde AG	12,936	2,446,379
Praxair, Inc.	15,366	1,756,334

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Symrise AG	25,993	$1,109,100

		$7,708,258
Specialty Stores - 1.0%
Industria de Diseno Textil S.A.	15,471	$2,079,221

Trucking - 0.8%
Expeditors International of Washington, Inc.	49,360	$1,773,505
Total Common Stocks (Identified Cost, $176,069,884)		$212,513,168

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	724,589	$724,589

Collateral for Securities Loaned - 4.1%
Goldman Sachs Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $5,683,997 (secured by U.S. Treasury and Federal Agency obligations valued at $5,797,651 in a individually traded account)	$5,683,972	$5,683,972
Morgan Stanley Repurchase Agreement, 0.16%, dated 4/30/13, due 5/01/13, total to be received $3,000,013 (secured by U.S. Treasury and Federal Agency obligations valued at $3,060,001 in an individually traded account)	$3,000,000	3,000,000
Total Collateral for Securities Loaned at Cost and Value		$8,683,972
Total Investments (Identified Cost, $185,478,445)		$221,921,729

Other Assets, Less Liabilities - (3.5)%		(7,575,708)
Net Assets - 100.0%		$214,346,021

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $184,753,856)	$221,197,140
Underlying affiliated funds, at cost and value	724,589
Total investments, at value, including $8,266,332 of securities on loan (identified cost, $185,478,445)	$221,921,729
Cash	34,794
Receivable from custodian	337,124
Receivables for
Investments sold	1,058,972
Fund shares sold	92,668
Interest and dividends	511,493
Other assets	1,141
Total assets	$223,957,921
Liabilities
Payables for
Investments purchased	$340,748
Fund shares reacquired	378,197
Collateral for securities loaned, at value	8,683,972
Payable to affiliates
Investment adviser	10,580
Shareholder servicing costs	133,559
Distribution and service fees	3,691
Payable for independent Trustees’ compensation	26,284
Accrued expenses and other liabilities	34,869
Total liabilities	$9,611,900
Net assets	$214,346,021
Net assets consist of
Paid-in capital	$174,420,718
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	36,454,187
Accumulated net realized gain (loss) on investments and foreign currency	3,158,056
Undistributed net investment income	313,060
Net assets	$214,346,021
Shares of beneficial interest outstanding	6,929,542

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$175,361,560	5,615,849	$31.23
Class B	8,129,186	284,224	28.60
Class C	12,593,964	444,724	28.32
Class I	10,174,593	319,630	31.83
Class R1	917,523	32,455	28.27
Class R2	3,495,290	114,665	30.48
Class R3	3,199,905	102,893	31.10
Class R4	370,615	11,854	31.26
Class R5	103,385	3,248	31.83

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.14 [100 / 94.25 x $31.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,984,004
Interest	10,213
Dividends from underlying affiliated funds	1,040
Foreign taxes withheld	(58,577)
Total investment income	$1,936,680
Expenses
Management fee	$915,703
Distribution and service fees	325,302
Shareholder servicing costs	182,275
Administrative services fee	18,336
Independent Trustees’ compensation	4,908
Custodian fee	45,332
Shareholder communications	12,168
Audit and tax fees	33,491
Legal fees	1,400
Miscellaneous	59,109
Total expenses	$1,598,024
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(362)
Net expenses	$1,597,651
Net investment income	$339,029
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,669,470
Foreign currency	(5,057)
Net realized gain (loss) on investments and foreign currency	$6,664,413
Change in unrealized appreciation (depreciation)
Investments	$19,629,997
Translation of assets and liabilities in foreign currencies	4,303
Net unrealized gain (loss) on investments and foreign currency translation	$19,634,300
Net realized and unrealized gain (loss) on investments and foreign currency	$26,298,713
Change in net assets from operations	$26,637,742

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$339,029	$493,304
Net realized gain (loss) on investments and foreign currency	6,664,413	5,256,023
Net unrealized gain (loss) on investments and foreign currency translation	19,634,300	9,094,708
Change in net assets from operations	$26,637,742	$14,844,035
Distributions declared to shareholders
From net investment income	$(460,035)	$(513,017)
Change in net assets from fund share transactions	$(5,765,191)	$(21,012,800)
Total change in net assets	$20,412,516	$(6,681,782)
Net assets
At beginning of period	193,933,505	200,615,287
At end of period (including undistributed net investment income of $313,060 and $434,066, respectively)	$214,346,021	$193,933,505

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$27.45		$25.50	$24.88	$21.93	$17.35		$29.26
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.11	$0.08	$0.11		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	3.79		1.93	0.57	2.96	4.47		(11.82)
Total from investment operations	$3.85		$2.02	$0.68	$3.04	$4.58		$(11.74)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.07)	$(0.06)	$(0.09)	$(0.00	)(w)	$(0.17)
Net asset value, end of period (x)	$31.23		$27.45	$25.50	$24.88	$21.93		$17.35
Total return (%) (r)(s)(t)(x)	14.06	(n)	7.98	2.73	13.92	26.40		(40.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.53	1.53	1.55	1.70		1.62
Expenses after expense reductions (f)	1.50	(a)	1.53	1.53	1.55	1.67		1.52
Net investment income	0.40	(a)	0.33	0.42	0.34	0.59		0.30
Portfolio turnover	36	(n)	37	39	63	83		88
Net assets at end of period (000 omitted)	$175,362		$159,905	$164,474	$183,544	$180,278		$153,184

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$25.18		$23.49	$23.03	$20.37	$16.24	$27.42
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.08)	$(0.09)	$(0.03)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	3.47		1.79	0.54	2.75	4.16	(11.07)
Total from investment operations	$3.42		$1.69	$0.46	$2.66	$4.13	$(11.18)
Net asset value, end of period (x)	$28.60		$25.18	$23.49	$23.03	$20.37	$16.24
Total return (%) (r)(s)(t)(x)	13.58	(n)	7.19	2.00	13.06	25.43	(40.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.28	2.28	2.30	2.43	2.27
Expenses after expense reductions (f)	2.25	(a)	2.28	2.28	2.30	2.43	2.27
Net investment loss	(0.35	)(a)	(0.43)	(0.35)	(0.43)	(0.19)	(0.47)
Portfolio turnover	36	(n)	37	39	63	83	88
Net assets at end of period (000 omitted)	$8,129		$7,966	$9,854	$13,563	$17,219	$19,582

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.93		$23.25	$22.81	$20.17	$16.08	$27.15
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.07)	$(0.09)	$(0.03)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	3.44		1.78	0.51	2.73	4.12	(10.96)
Total from investment operations	$3.39		$1.68	$0.44	$2.64	$4.09	$(11.07)
Net asset value, end of period (x)	$28.32		$24.93	$23.25	$22.81	$20.17	$16.08
Total return (%) (r)(s)(t)(x)	13.60	(n)	7.23	1.93	13.09	25.44	(40.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.28	2.28	2.30	2.42	2.27
Expenses after expense reductions (f)	2.25	(a)	2.28	2.28	2.30	2.41	2.27
Net investment loss	(0.35	)(a)	(0.42)	(0.31)	(0.41)	(0.19)	(0.45)
Portfolio turnover	36	(n)	37	39	63	83	88
Net assets at end of period (000 omitted)	$12,594		$11,304	$11,327	$14,485	$13,598	$10,326

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$28.02		$26.03	$25.39	$22.37	$17.73	$29.87
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.18	$0.14	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.85		1.97	0.58	3.02	4.55	(12.05)
Total from investment operations	$3.95		$2.13	$0.76	$3.16	$4.71	$(11.91)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.12)	$(0.14)	$(0.07)	$(0.23)
Net asset value, end of period (x)	$31.83		$28.02	$26.03	$25.39	$22.37	$17.73
Total return (%) (r)(s)(x)	14.15	(n)	8.29	2.99	14.18	26.68	(40.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.28	1.28	1.30	1.42	1.27
Expenses after expense reductions (f)	1.25	(a)	1.28	1.28	1.30	1.41	1.27
Net investment income	0.67	(a)	0.58	0.67	0.60	0.84	0.54
Portfolio turnover	36	(n)	37	39	63	83	88
Net assets at end of period (000 omitted)	$10,175		$7,513	$6,731	$6,788	$5,875	$4,306

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.88		$23.22	$22.77	$20.14	$16.05	$27.29
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.09)	$(0.08)	$(0.08)	$(0.02)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	3.44		1.75	0.53	2.71	4.11	(10.95)
Total from investment operations	$3.39		$1.66	$0.45	$2.63	$4.09	$(11.07)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.17)
Net asset value, end of period (x)	$28.27		$24.88	$23.22	$22.77	$20.14	$16.05
Total return (%) (r)(s)(x)	13.63	(n)	7.15	1.98	13.06	25.48	(40.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.28	2.28	2.30	2.41	2.31
Expenses after expense reductions (f)	2.25	(a)	2.28	2.28	2.30	2.41	2.31
Net investment loss	(0.36	)(a)	(0.39)	(0.33)	(0.38)	(0.11)	(0.53)
Portfolio turnover	36	(n)	37	39	63	83	88
Net assets at end of period (000 omitted)	$918		$763	$775	$791	$886	$632

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R2			2012	2011		2010	2009	2008

Net asset value, beginning of period	$26.76		$24.84	$24.25		$21.37	$16.95	$28.77
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.02	$0.04		$0.02	$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.70		1.90	0.55		2.90	4.36	(11.66)
Total from investment operations	$3.72		$1.92	$0.59		$2.92	$4.42	$(11.64)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.04)	$—	$(0.18)
Net asset value, end of period (x)	$30.48		$26.76	$24.84		$24.25	$21.37	$16.95
Total return (%) (r)(s)(x)	13.90	(n)	7.73	2.45		13.66	26.08	(40.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.78	1.78		1.80	1.93	1.79
Expenses after expense reductions (f)	1.75	(a)	1.78	1.78		1.80	1.93	1.79
Net investment income	0.15	(a)	0.09	0.14		0.10	0.36	0.06
Portfolio turnover	36	(n)	37	39		63	83	88
Net assets at end of period (000 omitted)	$3,495		$3,250	$4,586		$5,250	$5,128	$4,808

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R3			2012	2011		2010	2009	2008

Net asset value, beginning of period	$27.35		$25.41	$24.80		$21.86	$17.29	$29.16
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.11		$0.08	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	3.77		1.93	0.56		2.96	4.46	(11.78)
Total from investment operations	$3.83		$2.02	$0.67		$3.04	$4.57	$(11.71)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)	$(0.06)		$(0.10)	$—	$(0.16)
Net asset value, end of period (x)	$31.10		$27.35	$25.41		$24.80	$21.86	$17.29
Total return (%) (r)(s)(x)	14.02	(n)	8.00	2.72		13.93	26.43	(40.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.53	1.53		1.55	1.67	1.55
Expenses after expense reductions (f)	1.50	(a)	1.53	1.53		1.55	1.67	1.55
Net investment income	0.40	(a)	0.32	0.42		0.34	0.60	0.28
Portfolio turnover	36	(n)	37	39		63	83	88
Net assets at end of period (000 omitted)	$3,200		$2,942	$2,693		$2,528	$2,168	$1,779

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.52		$25.57	$24.95	$21.98	$17.41	$29.33
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.14	$0.17	$0.14	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.78		1.95	0.57	2.97	4.44	(11.85)
Total from investment operations	$3.88		$2.09	$0.74	$3.11	$4.63	$(11.71)
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.12)	$(0.14)	$(0.06)	$(0.21)
Net asset value, end of period (x)	$31.26		$27.52	$25.57	$24.95	$21.98	$17.41
Total return (%) (r)(s)(x)	14.16	(n)	8.28	2.96	14.21	26.73	(40.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.28	1.28	1.30	1.38	1.29
Expenses after expense reductions (f)	1.25	(a)	1.28	1.28	1.30	1.38	1.29
Net investment income	0.65	(a)	0.51	0.67	0.60	1.03	0.54
Portfolio turnover	36	(n)	37	39	63	83	88
Net assets at end of period (000 omitted)	$371		$292	$175	$171	$146	$46

Class R5	Six months ended 4/30/13 (i) (unaudited)
Net asset value, beginning of period	$30.79
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.99	(g)
Total from investment operations	$1.04
Net asset value, end of period (x)	$31.83
Total return (%) (r)(s)(x)	3.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)
Expenses after expense reductions (f)	1.16	(a)
Net investment income	1.01	(a)
Portfolio turnover	36	(n)
Net assets at end of period (000 omitted)	$103

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, March 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impacts of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

21

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

22

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$110,157,044	$—	$—	$110,157,044
France	25,333,310	—	—	25,333,310
United Kingdom	24,189,386	17,999	—	24,207,385
Switzerland	13,336,966	—	—	13,336,966
Brazil	9,387,862	—	—	9,387,862
Germany	8,631,219	—	—	8,631,219
Taiwan	3,166,669	—	—	3,166,669
South Korea	2,848,016	—	—	2,848,016
Japan	2,366,426	—	—	2,366,426
Other Countries	13,078,271	—	—	13,078,271
Short Term Securities	—	8,683,972	—	8,683,972
Mutual Funds	724,589	—	—	724,589
Total Investments	$213,219,758	$8,701,971	$—	$221,921,729

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On

23

Notes to Financial Statements (unaudited) – continued

loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

24

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$513,017

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$185,612,712
Gross appreciation	42,069,585
Gross depreciation	(5,760,568)
Net unrealized appreciation (depreciation)	$36,309,017

As of 10/31/12
Undistributed ordinary income	459,188
Capital loss carryforwards	(3,372,090)
Other temporary differences	(18,522)
Net unrealized appreciation (depreciation)	16,679,020

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses are characterized as follows:

Pre-enactment losses:
10/31/17	(3,372,090)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

25

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/13	Year ended 10/31/12
Class A	$410,782	$467,829
Class I	39,439	35,928
Class R3	8,165	8,269
Class R4	1,649	991
Total	$460,035	$513,017

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through April 30, 2013, this management fee reduction amounted to $93, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,497 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

26

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$208,475
Class B	0.75%	0.25%	1.00%	1.00%	40,779
Class C	0.75%	0.25%	1.00%	1.00%	59,451
Class R1	0.75%	0.25%	1.00%	1.00%	4,304
Class R2	0.25%	0.25%	0.50%	0.50%	8,368
Class R3	—	0.25%	0.25%	0.25%	3,925
Total Distribution and Service Fees					$325,302

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$74
Class B	3,539
Class C	374

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $65,968, which equated to 0.0648% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $116,307.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

27

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $115 and the Retirement Deferral plan resulted in $1,651. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $25,966 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $803 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $269, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

28

Notes to Financial Statements (unaudited) – continued

On February 28, 2013, MFS purchased 3,248 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,392,257 and $44,593,421, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13 (i)		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	222,647	$6,614,295	315,156	$8,265,686
Class B	17,957	483,905	28,776	699,415
Class C	28,150	755,995	56,057	1,339,208
Class I	65,396	1,998,149	49,658	1,359,885
Class R1	6,926	182,699	4,603	110,551
Class R2	6,527	187,498	15,154	395,137
Class R3	7,259	216,434	17,408	456,130
Class R4	1,674	47,383	3,697	98,157
Class R5	3,248	100,000	—	—
	359,784	$10,586,358	490,509	$12,724,169

Shares issued to shareholders in reinvestment of distributions
Class A	13,183	$376,392	17,944	$424,920
Class I	1,213	35,254	1,371	33,065
Class R3	287	8,165	350	8,269
Class R4	58	1,649	42	991
	14,741	$421,460	19,707	$467,245

Shares reacquired
Class A	(444,757)	$(13,055,014)	(958,704)	$(25,209,492)
Class B	(50,136)	(1,368,049)	(131,972)	(3,183,439)
Class C	(36,917)	(987,623)	(89,650)	(2,167,380)
Class I	(15,128)	(461,567)	(41,454)	(1,103,756)
Class R1	(5,138)	(138,566)	(7,308)	(169,996)
Class R2	(13,295)	(381,590)	(78,292)	(1,952,000)
Class R3	(12,236)	(366,141)	(16,184)	(418,139)
Class R4	(475)	(14,459)	—	(12)
	(578,082)	$(16,773,009)	(1,323,564)	$(34,204,214)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/13 (i)		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	(208,927)	$(6,064,327)	(625,604)	$(16,518,886)
Class B	(32,179)	(884,144)	(103,196)	(2,484,024)
Class C	(8,767)	(231,628)	(33,593)	(828,172)
Class I	51,481	1,571,836	9,575	289,194
Class R1	1,788	44,133	(2,705)	(59,445)
Class R2	(6,768)	(194,092)	(63,138)	(1,556,863)
Class R3	(4,690)	(141,542)	1,574	46,260
Class R4	1,257	34,573	3,739	99,136
Class R5	3,248	100,000	—	—
	(203,557)	$(5,765,191)	(813,348)	$(21,012,800)

(i)	For Class R5, the period is from inception, March 1, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $594 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,568,106	15,198,381	(16,041,898)	724,589

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,040	$724,589

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

31

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2013

MFS® STRATEGIC INCOME FUND

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	46.7%
High Yield Corporates	30.9%
Non-U.S. Government Bonds	12.0%
Emerging Markets Bonds	7.3%
Mortgage-Backed Securities	0.9%
Asset-Backed Securities	0.4%
Floating Rate Loans	0.4%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.3%
Commercial Mortgage-Backed Securities	0.2%
U.S. Government Agencies	0.1%
U.S. Treasury Securities	(6.0)%

Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	6.4%
A	20.2%
BBB	34.2%
BB	13.2%
B	15.4%
CCC	4.2%
CC	0.2%
C	0.1%
Federal Agencies	1.0%
Not Rated	(5.5)%
Non-Fixed Income	0.6%
Cash & Other	5.8%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.7 yrs.

Issuer country weightings (i)(x)
United States	62.9%
United Kingdom	5.6%
Netherlands	3.2%
France	2.9%
Canada	2.6%
Italy	2.5%
Germany	2.5%
Japan	2.1%
Russia	2.0%
Other Countries	13.7%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2012 through April 30, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Expenses Paid During Period (p) 11/01/12-4/30/13
A	Actual	1.05%	$1,000.00	$1,024.90	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,022.60	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,021.11	$9.02
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,027.67	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 66.1%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 1.0%
Anthracite Ltd., “A”, CDO, FRN, 0.559%, 2019 (z)	$207,132	$205,164
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.798%, 2040 (z)	428,966	228,224
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	292,693	293,220
Crest Ltd., “A1” CDO, FRN, 0.764%, 2018 (z)	98,522	97,044
Crest Ltd., CDO, 7%, 2040 (a)(p)	492,576	24,629
Falcon Franchise Loan LLC, FRN, 6.871%, 2023 (i)(z)	886,284	106,354
Falcon Franchise Loan LLC, FRN, 9.796%, 2025 (i)(z)	403,654	63,454
First Union-Lehman Brothers Bank of America, FRN, 0.667%, 2035 (i)	5,681,627	72,895
GMAC LLC, FRN, 6.02%, 2033 (z)	487,268	492,109
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	310,000	313,963
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	970,000	977,857
KKR Financial CLO Ltd., “C”, FRN, 1.725%, 2021 (n)	523,730	492,306
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)	3,000,206	60,004

		$3,427,223
Automotive - 0.7%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$1,257,000	$1,270,950
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,130,000	1,212,994

		$2,483,944
Biotechnology - 0.3%
Life Technologies Corp., 6%, 2020	$960,000	$1,126,537

Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$260,000	$311,124
CBS Corp., 3.375%, 2022	911,000	950,342
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	106,700
News America, Inc., 8.5%, 2025	415,000	576,650
Vivendi S.A., 4.75%, 2022 (n)	990,000	1,066,725

		$3,011,541
Brokerage & Asset Managers - 0.9%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$940,000	$1,051,877
Invesco Finance PLC, 3.125%, 2022	640,000	658,710
TD Ameritrade Holding Corp., 5.6%, 2019	1,045,000	1,254,515

		$2,965,102

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 0.3%
CRH PLC, 8.125%, 2018	$590,000	$733,641
Owens Corning, Inc., 4.2%, 2022	385,000	406,198

		$1,139,839
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$490,000	$510,598

Cable TV - 1.5%
Cox Communications, Inc., 3.25%, 2022 (n)	$1,138,000	$1,178,451
DIRECTV Holdings LLC, 5.875%, 2019	370,000	443,346
Myriad International Holdings B.V., 6.375%, 2017 (n)	271,000	307,260
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	618,000	628,308
NBCUniversal Media LLC, 5.95%, 2041	939,000	1,201,706
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,207,326

		$4,966,397
Chemicals - 0.7%
Dow Chemical Co., 8.55%, 2019	$1,410,000	$1,901,135
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	394,278

		$2,295,413
Computer Software - 0.2%
Oracle Corp., 5.375%, 2040	$607,000	$738,590

Conglomerates - 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$375,000	$405,018
Metalloinvest Finance Ltd., 5.625%, 2020 (z)	207,000	206,700

		$611,718
Consumer Products - 0.9%
Avon Products, Inc., 4.6%, 2020	$790,000	$848,540
Mattel, Inc., 5.45%, 2041	478,000	544,723
Newell Rubbermaid, Inc., 2.05%, 2017	437,000	441,239
Newell Rubbermaid, Inc., 4.7%, 2020	570,000	641,886
Tupperware Brands Corp., 4.75%, 2021	485,000	520,535

		$2,996,923
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 2017 (n)	$353,000	$360,903

Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,405,484
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	455,946

		$1,861,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3%, 2018	$344,000	$352,114
Ericsson, Inc., 4.125%, 2022	670,000	710,535

		$1,062,649
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$275,000	$284,325

Emerging Market Quasi-Sovereign - 3.4%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$218,000	$223,123
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	254,000	261,493
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	204,000	216,413
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	550,912
Comision Federal de Electricidad, 5.75%, 2042 (n)	639,000	722,070
Gaz Capital S.A., 3.85%, 2020 (n)	721,000	729,652
Gaz Capital S.A., 5.999%, 2021 (n)	570,000	647,663
Gaz Capital S.A., 4.95%, 2028 (n)	615,000	614,385
Gazprom Neft, 4.375%, 2022 (n)	201,000	201,251
Korea Gas Corp., 2.25%, 2017 (n)	700,000	709,100
Pertamina PT, 6%, 2042 (n)	201,000	216,155
Petrobras International Finance Co., 7.875%, 2019	494,000	614,277
Petrobras International Finance Co., 6.75%, 2041	414,000	491,013
Petroleos Mexicanos, 5.5%, 2021	542,000	635,495
Petroleos Mexicanos, 4.875%, 2022	344,000	391,300
Petroleos Mexicanos, 6.5%, 2041	292,000	362,810
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	222,000
PTT PLC, 3.375%, 2022 (n)	331,000	333,676
PTT PLC, 4.5%, 2042 (n)	354,000	342,653
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	517,713	559,130
Rosneft, 3.149%, 2017 (n)	432,000	436,298
Rosneft, 4.199%, 2022 (n)	719,000	722,595
Sberbank of Russia, 6.125%, 2022 (n)	285,000	325,256
Sinopec Capital 2013, 3.125%, 2023 (z)	518,000	510,128
Sinopec Capital 2013, 4.25%, 2043 (z)	426,000	415,274
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	200,000	214,730

		$11,668,852
Emerging Market Sovereign - 0.7%
Republic of Colombia, 6.125%, 2041	$210,000	$282,450
Republic of Hungary, 5.375%, 2023	82,000	84,540
Republic of Indonesia, 4.875%, 2021 (n)	200,000	226,750
Republic of Philippines, 5.5%, 2026	200,000	251,750
Republic of Philippines, 6.375%, 2034	300,000	418,125
Republic of Romania, 4.375%, 2023 (n)	60,000	62,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Slovakia, 4.375%, 2022 (n)	$600,000	$657,876
Russian Federation, 5.625%, 2042 (n)	200,000	238,000

		$2,221,588
Energy - Independent - 0.2%
EQT Corp., 4.875%, 2021	$431,000	$465,307
Hess Corp., 8.125%, 2019	270,000	351,834

		$817,141
Energy - Integrated - 1.3%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$315,267
BP Capital Markets PLC, 4.742%, 2021	760,000	892,366
Cenovus Energy, Inc., 4.5%, 2014	320,000	336,009
Lukoil International Finance B.V., 3.416%, 2018 (z)	571,000	580,969
Lukoil International Finance B.V., 4.563%, 2023 (z)	784,000	793,830
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	401,000	457,140
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	100,000	103,000
Petro-Canada Financial Partnership, 5%, 2014	860,000	916,559

		$4,395,140
Financial Institutions - 1.5%
General Electric Capital Corp., 6%, 2019	$300,000	$367,547
General Electric Capital Corp., 5.5%, 2020	710,000	853,581
General Electric Capital Corp., 3.15%, 2022	813,000	826,508
General Electric Capital Corp., 3.1%, 2023	508,000	515,436
LeasePlan Corp. N.V., 3%, 2017 (n)	870,000	891,141
NYSE Euronext, 2%, 2017	714,000	732,987
TMK Capital S.A., 6.75%, 2020 (n)	828,000	815,580

		$5,002,780
Food & Beverages - 2.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$1,100,000	$1,451,053
Campbell Soup Co., 2.5%, 2022	363,000	350,571
Conagra Foods, Inc., 3.2%, 2023	1,853,000	1,894,902
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	101,000	111,777
Kraft Foods Group, Inc., 6.125%, 2018	720,000	877,773
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	263,000	302,015
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,389,569
Pernod Ricard S.A., 5.75%, 2021 (n)	594,000	714,283
SABMiller Holdings, Inc., 3.75%, 2022 (n)	904,000	988,507
Tyson Foods, Inc., 6.6%, 2016	560,000	640,217
Tyson Foods, Inc., 4.5%, 2022	448,000	494,655

		$9,215,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041		$1,020,000	$1,253,441

Industrial - 0.2%
Johns Hopkins University, 5.25%, 2019		$587,000	$711,527

Insurance - 1.5%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,265,567
American International Group, Inc., 3%, 2015		$20,000	20,739
ING U.S., Inc., 2.9%, 2018 (n)		403,000	412,449
MetLife, Inc., 1.756%, 2017		223,000	227,966
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	451,788
Principal Financial Group, Inc., 8.875%, 2019		650,000	887,797
Prudential Financial, Inc., 6.2%, 2015		660,000	717,567
Unum Group, 7.125%, 2016		945,000	1,112,054

			$5,095,927
Insurance - Property & Casualty - 2.5%
Aon Corp., 3.5%, 2015		$760,000	$803,956
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,109,033
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	434,664
CNA Financial Corp., 5.875%, 2020		990,000	1,183,868
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		757,000	842,616
PartnerRe Ltd., 5.5%, 2020		583,000	673,497
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	976,350
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,444,269
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,171,650

			$8,639,903
International Market Quasi-Sovereign - 1.6%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	$1,338,640
Exportfinans A.S.A., 5.5%, 2016		965,000	1,006,495
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,093,235
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		553,000	619,360
Vestjysk Bank A/S, FRN, 0.83%, 2013 (n)		710,000	710,621
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	540,228

			$5,308,579
International Market Sovereign - 10.0%
Federal Republic of Germany, 3.75%, 2015	EUR	1,805,000	$2,525,402
Federal Republic of Germany, 4.25%, 2018	EUR	756,000	1,193,642
Federal Republic of Germany, 6.25%, 2030	EUR	631,000	1,352,985
Government of Australia, 5.75%, 2021	AUD	264,000	326,891
Government of Bermuda, 5.603%, 2020 (n)		$295,000	342,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Canada, 4.5%, 2015	CAD	658,000	$700,983
Government of Canada, 4.25%, 2018	CAD	360,000	411,121
Government of Canada, 5.75%, 2033	CAD	119,000	183,602
Government of Japan, 1.1%, 2020	JPY	131,000,000	1,409,148
Government of Japan, 2.1%, 2024	JPY	62,000,000	730,458
Government of Japan, 2.2%, 2027	JPY	148,300,000	1,760,706
Government of Japan, 2.4%, 2037	JPY	153,200,000	1,839,157
Government of Japan, 1.8%, 2043	JPY	52,000,000	554,745
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,160,660
Kingdom of Denmark, 3%, 2021	DKK	1,532,000	316,050
Kingdom of Spain, 4.6%, 2019	EUR	1,296,000	1,832,044
Kingdom of Sweden, 5%, 2020	SEK	1,100,000	213,734
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,460,000	2,008,071
Kingdom of the Netherlands, 5.5%, 2028	EUR	191,000	364,254
Republic of Austria, 4.65%, 2018	EUR	608,000	953,720
Republic of Finland, 3.875%, 2017	EUR	179,000	270,741
Republic of France, 6%, 2025	EUR	417,000	783,773
Republic of France, 4.75%, 2035	EUR	870,000	1,537,936
Republic of Iceland, 4.875%, 2016 (n)		$593,000	631,545
Republic of Iceland, 5.875%, 2022 (n)		113,000	130,468
Republic of Ireland, 4.6%, 2016	EUR	374,000	536,001
Republic of Italy, 4.25%, 2015	EUR	695,000	961,996
Republic of Italy, 5.25%, 2017	EUR	2,056,000	3,000,314
Republic of Italy, 3.75%, 2021	EUR	790,000	1,068,190
State of Israel, 4%, 2022		$756,000	830,844
United Kingdom Treasury, 8%, 2015	GBP	815,000	1,521,734
United Kingdom Treasury, 8%, 2021	GBP	605,000	1,421,215
United Kingdom Treasury, 4.25%, 2036	GBP	555,000	1,071,378

			$33,945,708
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$367,000	$369,223

Local Authorities - 0.9%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$821,812
Province of Ontario, 5.45%, 2016		745,000	851,684
State of Illinois (Build America Bonds), 6.725%, 2035		1,130,000	1,313,749

			$2,987,245
Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,239,487
Ferreycorp S.A.A., 4.875%, 2020 (z)		221,000	222,649

			$1,462,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 7.4%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$913,000	$1,003,104
Bank of America Corp., 7.375%, 2014	460,000	490,560
Bank of America Corp., 6.5%, 2016	1,305,000	1,505,200
Bank of America Corp., 3.3%, 2023	1,554,000	1,573,936
Barclays Bank PLC, 5.125%, 2020	770,000	899,553
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	639,750
BNP Paribas, FRN, 3.03%, 2014	164,000	169,947
Commonwealth Bank of Australia, 5%, 2019 (n)	760,000	896,519
DBS Bank Ltd., 2.35%, 2017 (n)	980,000	1,013,508
Goldman Sachs Group, Inc., 5.125%, 2015	450,000	480,960
Goldman Sachs Group, Inc., 5.75%, 2022	1,213,000	1,448,320
HSBC Holdings PLC, 4%, 2022	1,047,000	1,159,796
HSBC USA, Inc., 4.875%, 2020	930,000	1,063,641
ING Bank N.V., 3.75%, 2017 (n)	1,233,000	1,325,993
JPMorgan Chase & Co., 2%, 2017	330,000	338,645
JPMorgan Chase & Co., 4.625%, 2021	870,000	990,367
Macquarie Bank Ltd., 5%, 2017 (n)	769,000	857,295
Macquarie Group Ltd., 6%, 2020 (n)	428,000	478,033
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	470,692
Morgan Stanley, 6%, 2014	620,000	652,333
Morgan Stanley, 7.3%, 2019	250,000	313,133
Morgan Stanley, 5.625%, 2019	420,000	489,277
Morgan Stanley, FRN, 1.538%, 2016	1,400,000	1,407,727
Royal Bank of Scotland PLC, 2.55%, 2015	471,000	485,158
Santander International Debt S.A., 2.991%, 2013 (n)	800,000	804,672
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	400,000	406,056
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	897,082
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	656,253
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	469,294
Westpac Banking Corp., 2%, 2017	1,580,000	1,640,770

		$25,027,574
Medical & Health Technology & Services - 0.6%
Cardinal Health, Inc., 5.8%, 2016	$840,000	$967,794
McKesson Corp., 5.7%, 2017	370,000	431,678
Owens & Minor, Inc., 6.35%, 2016	710,000	776,280

		$2,175,752
Metals & Mining - 1.3%
Barrick Gold Corp., 4.1%, 2023 (z)	$1,360,000	$1,362,769
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	500,000	503,594
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	810,000	815,069
Southern Copper Corp., 6.75%, 2040	977,000	1,132,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Vale Overseas Ltd., 4.375%, 2022	$421,000	$443,052

		$4,256,497
Mortgage-Backed - 0.9%
Fannie Mae, 5.5%, 2019 - 2036	$930,453	$1,003,792
Fannie Mae, 6.5%, 2031	74,684	84,741
Fannie Mae, 6%, 2034 (f)	823,498	924,867
Freddie Mac, 4.224%, 2020	818,658	939,792

		$2,953,192
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$1,015,000	$1,021,760

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$1,400,000	$1,421,588

Natural Gas - Pipeline - 1.9%
DCP Midstream LLC, 3.875%, 2023	$630,000	$645,576
Energy Transfer Partners LP, 3.6%, 2023	825,000	841,979
Energy Transfer Partners LP, 6.5%, 2042	779,000	938,267
Enterprise Products Partners LP, 6.3%, 2017	870,000	1,045,932
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,348,128
Spectra Energy Capital LLC, 8%, 2019	679,000	897,607
Sunoco Logistics Partner LP, 3.45%, 2023	592,000	598,912
Williams Cos., Inc., 3.7%, 2023	279,000	281,821

		$6,598,222
Network & Telecom - 1.1%
AT&T, Inc., 5.5%, 2018	$660,000	$780,182
AT&T, Inc., 3.875%, 2021	670,000	743,552
Centurylink, Inc., 7.65%, 2042	810,000	834,300
France Telecom, 4.375%, 2014	640,000	666,198
Verizon Communications, Inc., 8.75%, 2018	448,000	605,219

		$3,629,451
Oil Services - 0.3%
Transocean, Inc., 2.5%, 2017	$314,000	$319,871
Transocean, Inc., 6%, 2018	670,000	774,541

		$1,094,412
Other Banks & Diversified Financials - 3.9%
Banco GNB Sudameris S.A., 3.875%, 2018 (z)	$102,000	$99,462
Bancolombia S.A., 5.95%, 2021	398,000	448,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Bancolombia S.A., 5.125%, 2022	$43,000	$43,925
BBVA Banco Continental S.A., 5%, 2022 (n)	40,000	42,300
Citigroup, Inc., 6.375%, 2014	630,000	673,609
Citigroup, Inc., 6.01%, 2015	530,000	574,164
Citigroup, Inc., 8.5%, 2019	919,000	1,236,249
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	809,212
Intesa Sanpaolo S.p.A., 3.875%, 2018	996,000	996,677
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	590,000	593,079
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	645,000	772,135
PKO Finance AB, 4.63%, 2022 (n)	57,000	60,363
Rabobank Nederland N.V., 3.375%, 2017	525,000	565,373
Rabobank Nederland N.V., 3.95%, 2022	1,174,000	1,210,200
Santander Holdings USA, Inc., 4.625%, 2016	130,000	139,568
SunTrust Banks, Inc., 3.5%, 2017	622,000	667,745
SunTrust Banks, Inc., 2.75%, 2023	912,000	915,562
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	954,226
Swedbank AB, 2.125%, 2017 (n)	615,000	629,523
U.S. Bancorp, 2.95%, 2022	416,000	420,482
Union Bank, 3%, 2016	1,250,000	1,323,638

		$13,176,237
Personal Computers & Peripherals - 0.4%
Equifax, Inc., 3.3%, 2022	$671,000	$672,345
Motorola Solutions, Inc., 3.5%, 2023	739,000	752,850

		$1,425,195
Pharmaceuticals - 1.1%
AbbVie, Inc., 2.9%, 2022 (n)	$1,050,000	$1,071,490
Celgene Corp., 3.95%, 2020	890,000	978,804
Hospira, Inc., 6.05%, 2017	490,000	557,744
Pfizer, Inc., 6.2%, 2019	860,000	1,082,971

		$3,691,009
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 2021	$730,000	$863,393

Printing & Publishing - 0.1%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$437,000	$460,178

Railroad & Shipping - 0.6%
CSX Corp., 4.1%, 2044	$1,905,000	$1,871,489

Real Estate - 1.9%
Boston Properties LP, REIT, 3.7%, 2018	$420,000	$462,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - continued
DDR Corp., REIT, 4.625%, 2022	$874,000	$967,029
ERP Operating LP, REIT, 3%, 2023	644,000	650,776
HCP, Inc., REIT, 5.375%, 2021	806,000	956,039
Health Care, Inc., REIT, 2.25%, 2018	312,000	318,235
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	243,093
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,041,373
WEA Finance LLC, 6.75%, 2019 (n)	590,000	732,900

		$6,372,440
Retailers - 1.6%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,258,371
Dollar General Corp., 4.125%, 2017	706,000	772,757
Gap, Inc., 5.95%, 2021	1,118,000	1,317,063
Kohl’s Corp., 3.25%, 2023	997,000	986,690
Limited Brands, Inc., 5.25%, 2014	242,000	255,613
Macy’s, Inc., 7.875%, 2015	860,000	986,055

		$5,576,549
Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$1,290,000	$1,406,332

Telecommunications - Wireless - 1.0%
American Tower Corp., REIT, 4.625%, 2015	$440,000	$468,289
American Tower Corp., REIT, 4.7%, 2022	732,000	805,763
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	1,029,755
Digicel Group Ltd., 6%, 2021 (n)	316,000	316,790
Rogers Cable, Inc., 5.5%, 2014	659,000	686,666

		$3,307,263
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$352,000	$491,118
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	841,554
Lorillard Tobacco Co., 8.125%, 2019	640,000	819,392
Lorillard Tobacco Co., 6.875%, 2020	480,000	586,904
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,248,947
Reynolds American, Inc., 4.75%, 2042	1,270,000	1,259,637

		$5,247,552
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 2018 (z)	$310,000	$311,902

Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 2017 (n)	$930,000	$1,118,757

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$256,466

Utilities - Electric Power - 2.4%
CMS Energy Corp., 4.25%, 2015	$760,000	$816,531
CMS Energy Corp., 5.05%, 2022	608,000	710,824
Duke Energy Corp., 3.35%, 2015	1,230,000	1,289,819
Enel Finance International S.A., 6.25%, 2017 (n)	920,000	1,037,282
Exelon Generation Co. LLC, 5.2%, 2019	360,000	413,150
Oncor Electric Delivery Co., 4.1%, 2022	922,000	1,023,330
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,210,000	1,292,593
Progress Energy, Inc., 3.15%, 2022	1,148,000	1,190,040
Waterford 3 Funding Corp., 8.09%, 2017	277,116	285,588

		$8,059,157
Total Bonds (Identified Cost, $207,795,458)		$224,260,011

Common Stocks - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)	7	$26,600

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$38,384
Total Common Stocks (Identified Cost, $117,784)		$64,984

	Strike Price	First Exercise
Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $78,859)	$0.01	7/14/10	41	$155,800

Underlying Affiliated Funds - 33.3%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $105,895,671)			11,176,248	$112,991,871

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)			1,388,192	$1,388,192
Total Investments (Identified Cost, $315,275,964)				$338,860,858

Other Assets, Less Liabilities - 0.1%				432,264
Net Assets - 100.0%				$339,293,122

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,851,076, representing 17.6% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.559%, 2019	1/28/10	$164,894	$205,164
Banco GNB Sudameris S.A., 3.875%, 2018	4/25/13	100,859	99,462
Barrick Gold Corp., 4.1%, 2023	4/29/13	1,357,239	1,362,769
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.798%, 2040	3/01/06	428,966	228,224
Crest Ltd., “A1” CDO, FRN, 0.764%, 2018	1/21/10-4/17/13	98,522	97,044
Falcon Franchise Loan LLC, FRN, 6.871%, 2023	1/18/02	27,664	106,354
Falcon Franchise Loan LLC, FRN, 9.796%, 2025	1/29/03	32,495	63,454
Far Eastern Shipping Co., 8%, 2018	4/23/13	310,000	311,902
Ferreycorp S.A.A., 4.875%, 2020	4/19/13	219,387	222,649
GMAC LLC, FRN, 6.02%, 2033	11/17/00	487,268	492,109
Lukoil International Finance B.V., 3.416%, 2018	4/17/13	571,000	580,969
Lukoil International Finance B.V., 4.563%, 2023	4/17/13	784,000	793,830
Metalloinvest Finance Ltd., 5.625%, 2020	4/10/13	207,000	206,700
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	66,971	60,004
Santander U.S. Debt S.A.U., 3.724%, 2015	3/26/13	405,506	406,056
Sinopec Capital 2013, 3.125%, 2023	4/18/13	515,011	510,128
Sinopec Capital 2013, 4.25%, 2043	4/18/13	423,211	415,274
Total Restricted Securities			$6,162,092
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Wespac Banking Corp.	301,736	7/16/13	$313,931	$311,052	$2,879
BUY	JPY	Citibank N.A.	213,622,329	7/16/13	2,161,688	2,192,248	30,560
BUY	JPY	Credit Suisse Group	34,057,523	7/16/13	342,140	349,507	7,367
BUY	JPY	Merrill Lynch International Bank	34,057,524	7/16/13	342,055	349,507	7,452
SELL	SEK	Deutsche Bank AG	1,114,421	7/16/13	173,821	171,659	2,162

							$50,420

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,347,594	7/16/13	$1,322,382	$1,335,272	$(12,890)
SELL	DKK	Deutsche Bank AG	1,701,041	7/16/13	298,250	300,728	(2,478)
SELL	EUR	Deutsche Bank AG	2,504,488	7/16/13	3,273,766	3,300,007	(26,241)
SELL	EUR	Wespac Banking Corp.	2,504,488	7/16/13	3,273,819	3,300,007	(26,188)
SELL	GBP	Credit Suisse Group	1,342,261	7/16/13	2,056,868	2,084,049	(27,181)
SELL	GBP	Deutsche Bank AG	1,342,261	7/16/13	2,056,922	2,084,049	(27,127)

							$(122,105)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	153	$20,403,984	June - 2013	$(366,852)

At April 30, 2013, the fund had liquid securities with an aggregate value of $186,763 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $207,992,101)	$224,480,795
Underlying affiliated funds, at value (identified cost, $107,283,863)	114,380,063
Total investments, at value (identified cost, $315,275,964)	$338,860,858
Cash	168,382
Receivables for
Forward foreign currency exchange contracts	50,420
Daily variation margin on open futures contracts	14,343
Investments sold	754,364
Fund shares sold	1,941,581
Interest and dividends	3,157,750
Receivable from investment adviser	9,780
Other assets	1,831
Total assets	$344,959,309
Liabilities
Payables for
Distributions	$195,707
Forward foreign currency exchange contracts	122,105
Investments purchased	4,741,252
Fund shares reacquired	330,799
Payable to affiliates
Shareholder servicing costs	157,649
Distribution and service fees	8,310
Payable for independent Trustees’ compensation	27,824
Accrued expenses and other liabilities	82,541
Total liabilities	$5,666,187
Net assets	$339,293,122
Net assets consist of
Paid-in capital	$330,287,725
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	23,149,076
Accumulated net realized gain (loss) on investments and foreign currency	(14,982,834)
Undistributed net investment income	839,155
Net assets	$339,293,122
Shares of beneficial interest outstanding	49,021,760

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$231,737,212	33,391,888	$6.94
Class B	39,636,292	5,755,139	6.89
Class C	54,721,645	7,971,952	6.86
Class I	13,197,973	1,902,781	6.94

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.29 [100 / 95.25 x $6.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,398,003
Dividends	18,022
Dividends from underlying affiliated funds	794,325
Total investment income	$8,210,350
Expenses
Management fee	$1,074,784
Distribution and service fees	748,292
Shareholder servicing costs	224,589
Administrative services fee	26,379
Independent Trustees’ compensation	5,478
Custodian fee	42,650
Shareholder communications	34,747
Audit and tax fees	30,588
Legal fees	2,194
Miscellaneous	51,782
Total expenses	$2,241,483
Fees paid indirectly	(59)
Reduction of expenses by investment adviser	(167,624)
Net expenses	$2,073,800
Net investment income	$6,136,550
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$2,132,941
Underlying affiliated funds	138,644
Futures contracts	(34,916)
Foreign currency	(67,911)
Net realized gain (loss) on investments and foreign currency	$2,168,758
Change in unrealized appreciation (depreciation)
Investments	$52,298
Futures contracts	(342,204)
Translation of assets and liabilities in foreign currencies	13,480
Net unrealized gain (loss) on investments and foreign currency translation	$(276,426)
Net realized and unrealized gain (loss) on investments and foreign currency	$1,892,332
Change in net assets from operations	$8,028,882

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$6,136,550	$12,785,142
Net realized gain (loss) on investments and foreign currency	2,168,758	4,208,299
Net unrealized gain (loss) on investments and foreign currency translation	(276,426)	11,890,723
Change in net assets from operations	$8,028,882	$28,884,164
Distributions declared to shareholders
From net investment income	$(6,923,310)	$(14,036,084)
Change in net assets from fund share transactions	$10,726,155	$20,506,833
Total change in net assets	$11,831,727	$35,354,913
Net assets
At beginning of period	327,461,395	292,106,482
At end of period (including undistributed net investment income of $839,155 and $1,625,915, respectively)	$339,293,122	$327,461,395

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.92		$6.60	$6.72	$6.30	$5.43	$6.67
Income (loss) from investment operations
Net investment income (d)	$0.13	(l)	$0.29	$0.31	$0.33	$0.33	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.35	(0.10)	0.44	0.98	(1.22)
Total from investment operations	$0.17		$0.64	$0.21	$0.77	$1.31	$(0.85)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.33)	$(0.35)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$6.94		$6.92	$6.60	$6.72	$6.30	$5.43
Total return (%) (r)(s)(t)(x)	2.49	(n)	9.98	3.24	12.56	25.36	(13.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.18	1.16	1.18	1.28	1.28
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.02	0.92	0.83
Net investment income	3.90	(a)(l)	4.38	4.62	5.14	5.86	5.74
Portfolio turnover	15	(n)	42	38	49	53	45
Net assets at end of period (000 omitted)	$231,737		$222,166	$203,155	$216,200	$188,786	$147,255

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.86		$6.54	$6.66	$6.24	$5.38	$6.59
Income (loss) from investment operations
Net investment income (d)	$0.11	(l)	$0.24	$0.26	$0.28	$0.29	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.35	(0.10)	0.44	0.96	(1.19)
Total from investment operations	$0.15		$0.59	$0.16	$0.72	$1.25	$(0.86)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.28)	$(0.30)	$(0.39)	$(0.35)
Net asset value, end of period (x)	$6.89		$6.86	$6.54	$6.66	$6.24	$5.38
Total return (%) (r)(s)(t)(x)	2.26	(n)	9.22	2.45	11.80	24.45	(13.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.94	1.92	1.94	2.01	1.94
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.77	1.63	1.48
Net investment income	3.18	(a)(l)	3.66	3.92	4.46	5.22	5.16
Portfolio turnover	15	(n)	42	38	49	53	45
Net assets at end of period (000 omitted)	$39,636		$39,238	$34,112	$39,468	$39,976	$38,838

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.84		$6.52	$6.64	$6.22	$5.35	$6.56
Income (loss) from investment operations
Net investment income (d)	$0.11	(l)	$0.24	$0.26	$0.28	$0.29	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		0.35	(0.10)	0.44	0.97	(1.19)
Total from investment operations	$0.14		$0.59	$0.16	$0.72	$1.26	$(0.86)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.28)	$(0.30)	$(0.39)	$(0.35)
Net asset value, end of period (x)	$6.86		$6.84	$6.52	$6.64	$6.22	$5.35
Total return (%) (r)(s)(t)(x)	2.11	(n)	9.23	2.45	11.82	24.74	(13.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	(a)	1.94	1.92	1.94	2.01	1.95
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.77	1.64	1.48
Net investment income	3.21	(a)(l)	3.68	3.94	4.47	5.19	5.19
Portfolio turnover	15	(n)	42	38	49	53	45
Net assets at end of period (000 omitted)	$54,722		$54,671	$46,531	$46,789	$37,931	$23,491

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.91		$6.59	$6.72	$6.30	$5.43	$6.66
Income (loss) from investment operations
Net investment income (d)	$0.14	(l)	$0.31	$0.32	$0.35	$0.35	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.35	(0.10)	0.43	0.97	(1.20)
Total from investment operations	$0.19		$0.66	$0.22	$0.78	$1.32	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.35)	$(0.36)	$(0.45)	$(0.42)
Net asset value, end of period (x)	$6.94		$6.91	$6.59	$6.72	$6.30	$5.43
Total return (%) (r)(s)(x)	2.77	(n)	10.27	3.34	12.84	25.71	(12.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.93	0.91	0.93	1.00	0.93
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.77	0.64	0.48
Net investment income	4.13	(a)(l)	4.61	4.83	5.36	6.10	6.10
Portfolio turnover	15	(n)	42	38	49	53	45
Net assets at end of period (000 omitted)	$13,198		$11,387	$8,309	$4,823	$2,939	$1,679

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or

Notes to Financial Statements (unaudited) – continued

exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$182,400	$38,384	$220,784
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	256,466	—	256,466
Non-U.S. Sovereign Debt	—	54,551,058	—	54,551,058
Municipal Bonds	—	1,021,760	—	1,021,760
U.S. Corporate Bonds	—	111,329,008	—	111,329,008
Residential Mortgage-Backed Securities	—	2,953,192	—	2,953,192
Commercial Mortgage-Backed Securities	—	794,817	—	794,817
Asset-Backed Securities (including CDOs)	—	2,632,407	—	2,632,407
Foreign Bonds	—	50,721,303	—	50,721,303
Mutual Funds	114,380,063	—	—	114,380,063
Total Investments	$114,380,063	$224,442,411	$38,384	$338,860,858

Other Financial Instruments
Futures Contracts	$ (366,852)	$—	$—	$(366,852)
Forward Foreign Currency Exchange Contracts	—	(71,685)	—	(71,685)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$38,675
Change in unrealized appreciation (depreciation)	(291)
Balance as of 4/30/13	$38,384

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2013 is $(291).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(366,852)
Foreign Exchange	Forward Foreign Currency Exchange	50,420	(122,105)
Total		$50,420	$(488,957)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(34,916)	$—
Foreign Exchange	—	(111,640)
Total	$(34,916)	$(111,640)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(342,204)	$—
Foreign Exchange	—	16,828
Total	$(342,204)	$16,828

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$14,036,084

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$317,480,508
Gross appreciation	23,843,973
Gross depreciation	(2,463,623)
Net unrealized appreciation (depreciation)	$21,380,350

As of 10/31/12
Undistributed ordinary income	3,992,066
Capital loss carryforwards	(14,432,711)
Other temporary differences	(3,098,516)
Net unrealized appreciation (depreciation)	21,438,986

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/14	$(1,212,556)
10/31/16	(6,482,036)
10/31/17	(6,738,119)
Total	$(14,432,711)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/13	Year ended 10/31/12
Class A	$4,943,239	$10,057,700
Class B	705,976	1,440,802
Class C	991,066	2,023,171
Class I	283,029	514,411
Total	$6,923,310	$14,036,084

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2013, this waiver amounted to $82,677 and is reflected as a reduction of total expenses in the Statement of Operations. Effective

Notes to Financial Statements (unaudited) – continued

April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through April 30, 2013, this management fee reduction amounted to $149, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2013, was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2013, this reduction amounted to $84,365 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $72,762 for the six months ended April 30, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$281,432
Class B	0.75%	0.25%	1.00%	1.00%	194,251
Class C	0.75%	0.25%	1.00%	1.00%	272,609
Total Distribution and Service Fees					$748,292

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased

Notes to Financial Statements (unaudited) – continued

on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2013, were as follows:

Amount
Class A	$3,271
Class B	19,235
Class C	1,577

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2013, the fee was $75,960, which equated to 0.0459% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $148,629.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested

Notes to Financial Statements (unaudited) – continued

in shares of the fund. The DB plan resulted in a pension expense of $109 and the Retirement Deferral plan resulted in an expense of $274. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $26,295 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,124 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $433, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the MFS High Yield Pooled Portfolio (the “High Yield Pooled Portfolio”). MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. MFS Pooled Portfolios are designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS Series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $107,444,790 with a cost basis of approximately $101,892,713, accrued interest of approximately $2,053,165 and cash of approximately $529,112 for approximately 11,002,707 shares of the High Yield Pooled Portfolio (valued at approximately $110,027,067). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned

Notes to Financial Statements (unaudited) – continued

on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not charge a management fee, distribution and/or service fee, or sales charge.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,161,546	$8,012,567
Investments (non-U.S. Government securities)	$63,499,820	$41,054,995

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,314,250	$29,750,510	5,212,992	$35,007,449
Class B	640,777	4,384,822	1,586,378	10,583,277
Class C	782,511	5,334,781	1,990,942	13,218,413
Class I	447,556	3,084,734	948,620	6,312,067
	6,185,094	$42,554,847	9,738,932	$65,121,206

Shares issued to shareholders in reinvestment of distributions
Class A	609,805	$4,205,515	1,214,324	$8,166,624
Class B	72,273	494,583	145,321	969,483
Class C	113,409	773,626	218,991	1,456,354
Class I	33,804	233,012	61,918	416,465
	829,291	$5,706,736	1,640,554	$11,008,926

Shares reacquired
Class A	(3,647,316)	$(25,126,472)	(5,114,592)	$(34,279,207)
Class B	(674,637)	(4,613,612)	(1,230,067)	(8,161,335)
Class C	(916,413)	(6,241,121)	(1,357,375)	(9,014,642)
Class I	(225,438)	(1,554,223)	(624,299)	(4,168,115)
	(5,463,804)	$(37,535,428)	(8,326,333)	$(55,623,299)

Net change
Class A	1,276,739	$8,829,553	1,312,724	$8,894,866
Class B	38,413	265,793	501,632	3,391,425
Class C	(20,493)	(132,714)	852,558	5,660,125
Class I	255,922	1,763,523	386,239	2,560,417
	1,550,581	$10,726,155	3,053,153	$20,506,833

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $971 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	11,176,248	—	11,176,248
MFS Institutional Money Market Portfolio	8,495,868	39,282,333	(46,390,009)	1,388,192

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$138,644	$—	$788,889	$112,991,871
MFS Institutional Money Market Portfolio	—	—	5,436	1,388,192
Total	138,644	—	794,325	114,380,063

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.